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File No. 333-194516
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ADVISERS, LLC

Company Brochure

Poliwogg Regenerative Medicine Fund, Inc.

The opportunity to access a dynamic sector of healthcare

NASDAQ: PRMF*

December 2014 Business Development Company IPO

The Poliwogg Regenerative Medicine Fund, Inc. (the “Company”) is a new business development company that is intended to provide investors with access and exposure to both private and public companies in the fast growing regenerative medicine sector of healthcare. The Company seeks to:

Maximize long-term capital appreciation

Provide exposure to both public and private companies

Make investments in equity securities of growth companies engaged in regenerative medicine technologies

Pursue opportunities to invest in a range of technologies – tools, devices, cell therapies and drugs

The Company is an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, as amended, and will be subject to reduced public company reporting requirements. The Company will elect to be regulated as a business development company, or BDC, and has no identified portfolio assets.

There can be no assurance that the Company’s investment objective will be achieved or that the Company’s investment program will be successful. The Company is not intended as, and you should not construe it to be, a complete investment program.

An investment in the Company involves a high degree of risk and should be considered speculative. You could lose some or all of your investment. For a summary of the risks associated with an investment in the Company, please see the back pages of this document and the “Risk Factors” section of the preliminary prospectus. The information in the Company’s preliminary prospectus and in this document is not complete and may be amended or changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission, but has not yet become effective. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and is not a solicitation of an offer to buy these securities in any jurisdiction where the offer or sale is not permitted. Investors should consider the Company’s investment objective, risks and charges and expenses carefully before investing.

The preliminary prospectus contains more complete information about the Company and should be read carefully before investing. A copy of the final prospectus, when available, can be obtained from WR Hambrecht + Co at (415) 551-8600 or Avondale Partners at (615) 467-3500.

W.R. Hambrecht + Co., LLC and Avondale Partners, LLC are the underwriters for this offering.

* Subject to official notice of issuance, the Company’s common stock has been approved for listing on The NASDAQ Capital Market under the symbol “PRMF”.

The regenerative medicine market is estimated to grow at 23% CAGR* to $67.6 Billion by 2020

Investment Opportunity

We believe that innovative technologies in the field of regenerative medicine will open the door to new classes of therapies, diagnostics and tools

Regenerative medicine treats the fundamental causes of disease and damage from injury and age, and promises to change the economics of both healthcare delivery and of drug discovery

Regenerative medicine has become a commercial reality, based on advances in stem cell technology that have led to the launch of several major commercial products

We will invest in a range of technologies – “tools,” “devices,” “cell therapies” and “drugs” – offered by companies at various stages of development, from early-stage to late-stage (typically venture capital-backed companies) and public companies with market capitalizations under $250 million

We believe that the demand for regenerative medicine technologies and products may mitigate certain investment risks; however, this does not imply that an investment in the Company will not have risk or will be low risk

Stem cells, the underlying technology of many regenerative medicine applications, can function as:

Therapies to replace lost or damaged tissue, reduce inflammation, or accelerate organ repair; including organ regeneration

Tools to enable more cost-effective drug discovery and ushering in the era of personalized medicine

Targets that stimulate the body’s own repair and regeneration capabilities

Independent market assessments estimate that the regenerative medicine market will have 2014 worldwide revenues of $19.3 billion and will grow at 23% annually to $67.6 billion by 2020*

Regenerative Medicine Revenues by Category – Worldwide ($,b)

80.0 70.0 60.0 50.0 40.0 30.0 20.0 10.0 0.0

23% CAGR

19.3 67.6

2014 2015 2016 2017 2018 2019 2020

Der Matology Card io vascular CNS Orthopaedic Dental Others

Source: Allied Market Research, Regenerative Medicine Market 2013-2020, June 2014. CAGR = Compounded Annual Growth Rate, which represents year-over-year growth rate over a specified period of time. Past performance should not be taken as an indication or guarantee of future results, and no representation or warranty, express or implied, is made regarding future performance. The past performance shown above is not representative of the performance of the Company.

* Subject to official notice of issuance, the Company’s common stock has been approved for listing on The NASDAQ Capital Market under the symbol “PRMF”.

OBJECTIVE

Long-Term Capital Appreciation

KEY DETAILS

Symbol: NASDAQ: PRMF* Offering Price: $20.00 per share Gross Selling Concession/Spread: 6% Base Management Fee: 1.75%1 Incentive Fee: 20%1 Hurdle Rate: 6%1 Expected Closing Date: December 2014 Minimum Fund Offering Size: $60 Million2 Investment Adviser: Poliwogg Advisers, LLC Asset Class: Healthcare Structure: Business Development Company

FUND MANAGEMENT

Brock Reeve, President

Poliwogg Regenerative Medicine Fund

Mr. Reeve has spent over eight years managing the Harvard Stem Cell Institute, where he has been engaged directly and indirectly in funding the scientific and clinical breakthroughs in the stem cell and regenerative medicine field.

Samuel Wertheimer, PhD, Executive VP Poliwogg Regenerative Medicine Fund

Dr. Wertheimer has over twelve years of experience in healthcare private equity and was previously an private equity partner at OrbiMed Advisors LLC, where he raised four venture capital funds totaling $1.5 billion in committed capital.

CONT ACT

Poliwogg Advisers, LLC 420 Lexington Avenue, Suite 920 New York, NY 10170 (212) 370-0535

WR Hambrecht + Co, LLC 909 Montgomery Street, Suite 3 San Francisco, CA 94133 (415) 551-8600

Avondale Partners, LLC 3102 West End Ave., Suite 1100 Nashville, TN, 37203 (615) 467-3500

1 Please refer to “Fees and Expenses” section of the preliminary prospectus for information on the fees, chanrges and expenses associated with investing in the Company.

2 Our common stock shares are being offered on a best efforts basis, subject to a minimum requirement of $60 million in gross offering proceeds. We will not proceed with our initial public offering unless we satisfy all the applicable conditions for listing on The Nasdaq Capital Market, and we receive gross offering proceeds of at least $60 million. There can be no assurance that we will sell any or all of the shares to be sold pursuant to this prospectus. Investor funds will be deposited into an escrow account for the benefit of investors. The offering will not be completed unless we sell the minimum amount of shares to be sold pursuant to this prospectus, which are the shares we are offering. The escrow agent will not accept any investor funds until the date of the final prospectus. On the closing date, the escrow agent will notify the underwriters whether at least $60 million has been received, which is the amount necessary to purchase the minimum amount of shares to be sold in this offering. If, on the closing date, investor funds are not received in respect of at least the minimum amount of shares to be sold in this offering, then all investor funds that were deposited into the escrow account will be returned promptly to investors, and the offering will terminate.

Regenerative medicine companies made up 25% of Biotech IPOs in 20133

Market Opportunity

We believe the time is right to invest in this market, as new technologies are in various stages of development with some already on the market:

Over 1000 “novel” clinical trials currently under way around the world and increasing4

25% of the biotech IPOs in the second half of 2013 were regenerative medicine companies3

New tools – gene editing, 3D printing – and new biomaterials provide new therapeutic and product opportunities

Increasing investment from the pharmaceutical industry in regenerative medicine

A 2013 survey of the 16 top pharmaceutical and biotech companies indicated that all had active regenerative medicine programs underway5

3 Alliance for Regenerative Medicine, 2014 Annual Industry Report

4 Li, et al., “The Global Landscape of Stem Cell Clinical Trials,” Regen. Med. 2014, 9, 1. 27-39

5 Alliance for Regenerative Medicine, Pharma and Biotech Survey, March 2014

Investment Focus

We may invest in regenerative medicine companies in all stages of growth, from early-stage to late-stage (typically venture capital-backed companies) and public companies with a market capitalizations under $250 million

When identifying prospective portfolio companies, we intend to focus primarily on the following attributes: leading technical and market position, experienced management, private equity sponsorship, and a viable business model with clear exit strategy

Potential Competitive Strengths & Risk Mitigation

We believe that the breadth and depth of the experience of our portfolio management team will provide us with a significant competitive advantage in sourcing, analyzing and overseeing attractive investment opportunities. Our team members have combined medical, scientific, and business backgrounds that position us well to understand and act on relevant investment opportunities.

We believe that our focus will provide inherent risk mitigation in comparison with investment opportunities in other fields for several reasons:

Demand for companies in this market will be long-lived since the promise of regenerative medicine technologies is to fundamentally address the cause of diseases and potentially offer curative therapies where thus far the industry has been limited to treating symptoms

Innovation in drug development will be stimulated through the use of stem cells to create “disease in a dish” models that will open new understandings of disease mechanism and identify new drug targets

Stem cells hold a key to understanding the processes of aging (if not treating them) and therefore solutions derived from them will experience ongoing demand as the world’s population continues to age

Reagents, tools, analytical and delivery devices, and other enabling technologies serving this growing market will enjoy increasing demand

While the demand for regenerative medicine technologies and products may mitigate certain investment risks, this does not imply that an investment in our common stock will not have risk or will be low risk.

Economic and market data contained herein are presented for illustrative purposes only and are not reflective of actual or expected performance. Past performance is not a guarantee of future results.

The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Such information is qualified in its entirety by reference to the more detailed discussions contained in the Company’s preliminary prospectus. Prospective investors should also seek advice from their own independent tax,

accounting, financial, investment and legal advisors to properly assess the merits and risks associated with an investment in the

Company in light of their own financial condition and other circumstances.

Risk Factors

An investment in shares of our common stock involves a high degree of risk and may be considered speculative. You should carefully consider the information found in “Risk Factors” in the preliminary prospectus before deciding to invest in shares of our common stock. The following are some of the risks an investment in us involves:

Prior to this offering, there has been no public market for our common stock and we cannot assure you that the market price of shares of our common stock will not decline following this offering.

Our common stock may trade below its net asset value per share, which limits our ability to raise additional equity capital.

Investing in our common stock may involve an above average degree of risk.

The market price of our common stock may fluctuate significantly.

We will face significant competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses.

We are a new company and have no operating history.

As a new company with no investments, our initial public offering may be deemed to be a “blind pool” offering. An investor may not have the opportunity to evaluate historical data or assess investments prior to purchasing our shares.

If we are unable to raise substantial funds in our “best efforts” initial public offering in excess of our minimum amount, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets underperform.

We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.

In light of our investment strategy, we do not anticipate that the portfolio will generate significant ordinary income from interest and dividends. As a result, investors should not expect regular distributions of ordinary income from the Company.

A stockholder’s interest in us will be diluted if we issue additional shares, which could reduce the overall value of an investment in us.

Our stockholders will experience dilution in their ownership percentage unless they opt into our dividend reinvestment plan.

Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.

Our portfolio companies may have limited operating histories and financial resources.

Our investment strategy includes investing in equity securities of early-stage, emerging growth companies, which involve a degree of risk that can result in substantial losses as these companies are in a “start-up” stage of development with little or no operating history, often operate at a loss and may have no marketable or approved products or technology.

Our investment strategy includes investing in equity securities in venture-stage companies, which are subject to many risks, including dependence on the need to raise additional capital, volatility, intense competition, shortened product life cycles, dependence on key management, changes in regulatory and governmental programs and periodic downturns and you could lose all or part of your investment. Additionally, these investments will not yield returns until a liquidity event occurs and there can be no assurance that an IPO or sale or joint venture will occur for these companies.

We may invest in micro-cap companies and companies we may hope will have successful initial public offerings.

We may invest in companies that do not have venture capital or private equity firms as equity investors, and these companies may entail a higher risk of loss than do companies with institutional equity investors, which could increase the risk of loss of your investment.

Investing in regenerative medicine companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results, including the following: An investment strategy that includes investments in privately held regenerative medicine companies presents certain challenges, including the lack of available information about these companies. These investments may involve a high degree of business and financial risk, and they are generally illiquid. An investment strategy that includes investments in privately-held or publicly-traded, micro-cap regenerative medicine companies may involve greater risks than investing in larger, more established issuers. Our investments in regenerative medicine companies are focused on the biotechnology, life sciences and drug discovery industries, which are subject to many risks, including risks associated with product development, volatility, intense competition, shortened product life cycles, regulatory requirements and periodic downturns.

Such investments subject us to the risk of significant loss if any of these industry sectors experiences a downturn.